UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   9/30/2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Levy Harkins & Co., Inc.
Address:  366 Madison Avenue, 14th FL
          New York, N.Y. 10017

13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lucia LoScalzo
Title:    Office Manager
Phone:    (212) 888-3030

Signature,                            Place, and Date of Signing:

/s/ Lucia LoScalzo                    366 Madison Avenue, NYC 10017 / 10-22-2007
------------------------------        ------------------------------------------

Report Type (Check only one.):
                                      |X|  13F HOLDINGS REPORT.
                                      |_|  13F NOTICE.
                                      |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         22

Form 13F Information Table Value Total:   $287,349

List of Other Included Managers:

         I                               II          III            IV            V          VI          VII            VIII
Name of Issuer                     Title of Class  CUSIP        valuex$1000     Shares   Discretion  Other Manag.  Voting Authority.
--------------                     --------------  -----        -----------     ------   ----------  ------------  -----------------

American Express                   COM             025816 10 9    18,589         313,103 Sole        None          None
Berkshire Hathaway                 CL B            084670 20 7    26,324           6,661 Sole        None          None
Bear, Stearns & Co.                COM             073902 10 8    37,738         307,291 Sole        None          None
Boeing Company                     COM             097023 10 5    16,033         152,707 Sole        None          None
Conns, Inc.                        COM             208242 10 7     4,095         171,382 Sole        None          None
Caterpillar Inc.                   COM             149123 10 1    13,809         176,075 Sole        None          None
Echostar Comm.                     CL A            278762 10 9    14,430         308,260 Sole        None          None
Fluor Corp.                        COM             343412 10 2     6,473          44,960 Sole        None          None
Fidelity National Fin.             COM             316326 10 7    10,409         595,459 Sole        None          None
Fidelity Natl Information Svcs.    COM             31620M 10 6     9,302         209,639 Sole        None          None
General Electric                   COM             369604 90 3    20,157         486,875 Sole        None          None
Geron Corporation                  COM             374163 10 3     5,567         760,505 Sole        None          None
Gaiam Inc.                         CL A            36268Q 10 3     3,683         153,273 Sole        None          None
Icici Bank Ltd.                    Sponsored ADR   45104G 10 4     5,360         101,678 Sole        None          None
JP Morgan Chase                    COM             46625H 10 0     9,300         202,960 Sole        None          None
Moody's Corporation                COM             615369 10 5     7,837         155,503 Sole        None          None
McDonald's Corp                    COM             580135 10 1    12,298         225,785 Sole        None          None
Nike Inc.                          CL B            654106 10 3    15,347         261,635 Sole        None          None
Orbcomm, Inc.                      COM             68555p 10 0     8,307       1,103,199 Sole        None          None
Qualcomm Inc.                      COM             747525 10 3    14,317         338,790 Sole        None          None
Scotts CO                          CL A            810186 10 6    12,156         284,342 Sole        None          None
Worldpoint Terminals               COM             981912 20 7    15,818         720,300 Sole        None          None